SUMMARY OF WARRANTS AND OPTIONS ACTIVITY (Details) - shares		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Options, beginning balance
Number of Warrants, beginning balance		80,000	6,290,431
Number of Options and Warrants, beginning balance		80,000	6,290,431
Number of Options expired on November 20, 2020
Number of Warrants, expired on February 19, 2021		(30,000)
Number of Options and Warrants expired on February 19, 2021		(30,000)
Number of Options expired on March 16, 2021
Number of Warrants, expired on February 19, 2021		(50,000)
Number of Options and Warrants expired on March 16, 2021		(50,000)
Number of Warrant issued on July 2, 2021		5,000,000
Number of Options and Warrant issued on July 2, 2021		5,000,000
Number o Cashless exercise of warrant on September 21, 2021		(5,000,000)
Number of Cashless exercise of option and warrant on September 21, 2021		(5,000,000)
Number of Options, ending balance
Number of Warrants, ending balance			80,000
Number of Options and Warrants, ending balance			80,000
Number of Options granted	[1]
Number of Warrants, granted	[1]		262,500
Number of Options and Warrants granted	[1]		262,500
Number of Warrants, expired on June 20, 2020			(5,000,000)
Number of Options and Warrants expired on June 20, 2020			(5,000,000)
Number of Options, cashless exercise of warrants on August 19, 2020
Number of Warrants, cashless exercise of warrants on August 19, 2020			(262,500)
Number of Options and Warrants, cashless exercise of warrants on August 19, 2020			(262,500)
Number of Warrants, expired on October 20, 2020			(700,000)
Number of Options and Warrants expired			(700,000)
Number of Options expired on November 20, 2020
Number of Warrants, expired on November 20, 2020			(510,431)
Number of Options and Warrants expired on November 20, 2020			(510,431)

[1]	On March 12, 2020, the Company issued to Armada Investment Fund, LLC (“ARMADA”) a Convertible Promissory Note (the “Note”) in the amount of Twenty-Three Thousand and NO/100 Dollars ($23,000). On March 6, 2020, ARMADA entered into an Assignment Agreement (the “Agreement”) with Sylios Corp (“Assignor”). Under the terms of the Agreement, the Assignor sold, assigned, conveyed and transferred its interest in the Securities Purchase Agreement, the Convertible Promissory Note (principal amount of $23,000), the Stock Purchase Warrant Agreement (262,500 shares of common stock) and the Registration Rights Agreement entered into by the Assignor and Company, all dated January 13, 2020.